Convertible Note and Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Convertible Note and Notes Payable [Abstract]
CONVERTIBLE NOTE AND NOTES PAYABLE

9.      CONVERTIBLE NOTE AND NOTES PAYABLE

SNAP June 2020 Note

In June 2020, the Company issued a promissory note, the SNAP June 2020 Note, to a Lender in exchange for $15.0 million in cash proceeds. This note has an annual interest rate of 5% and a maturity date of June 26, 2022, if not converted earlier pursuant to conversion terms and change in control events as described below. All unpaid interest and principal are due and payable upon request of the Lender on or after the SNAP June 2020 Note’s maturity date.

The outstanding principal balance and unpaid accrued interest of the SNAP June 2020 Note are convertible pursuant to the following terms (“SNAP June 2020 Note Conversion Feature” or “Conversion Feature”): automatic conversion into equity shares in the next equity financing round (“SNAP June 2020 Note Qualified Financing,” or “Qualified Financing”) at a conversion price equal to either (a) the lowest cash price per share paid by investors in such qualified financing (which will reflect at least a 20% discount to the price per share paid by other investors purchasing securities in additional closings), or (b) if there are no additional closings, 0.80 times the price per share paid by investors purchasing equity securities in the Qualified Financing. The SNAP June 2020 Note Qualified Financing shall be at least $30.0 million, which excludes the conversion of the SNAP June 2020 Note and any other indebtedness.

Furthermore, upon a change of control event, the Company shall settle the SNAP June 2020 Note in cash, pursuant to the following terms (“Redemption Feature”):

•        200% of the then outstanding principal amount of the respective note plus any unpaid accrued interest on the original principal of such note; and

•        100% of the then outstanding principal amount of the respective note plus any unpaid accrued interest on the original principal of such note, provided that if the change of control transaction closes between the Company and the Lender or an affiliate of the Lender.

The Company evaluated whether the SNAP June 2020 Note contains embedded features that meet the definition of derivatives under ASC 815, Derivatives and Hedging. The Conversion Feature qualifies as a derivative as it continuously resets as the underlying stock price increases or decreases so as to provide a variable number of shares for a fixed value of equity to the holders at any conversion date. As such, the Conversion Feature is bifurcated and accounted for as a derivative liability to be remeasured at the end of each reporting period. The Company recorded the bifurcated Conversion Feature initially at fair value with the residual value being allocated to the SNAP June 2020 Note as a debt discount. The fair value of the Conversion Feature upon issuance in September 2020 was $2.5 million, which was recorded as a derivative liability on the Company’s condensed consolidated balance sheet. The Redemption Feature of the SNAP June 2020 Note does not meet the definition of a derivative. Therefore, the Redemption Feature is not bifurcated.

The total amount of debt discount at issuance for the SNAP June 2020 Note was $2.5 million. The Company amortized the aggregate debt discount using the effective interest method. The Company recognized total interest expense of $0.7 million associated with the SNAP June 2020 Note for the nine months ended September 30, 2022, out of which $0.4 million relates to the amortization of the debt discount. The Company recognized total interest expense of $0.5 million and $1.5 million associated with the SNAP June 2020 Note for the three and nine months ended September 30, 2021, respectively, out of which $0.3 million and $0.9 million relates to the amortization of the debt discount. The debt discount related to the SNAP June 2020 Note is amortized over the life of the instrument, beginning at note issuance and ending on April 26, 2022, the date on which the note was converted.

The SNAP June 2020 Note contains a conversion feature in which outstanding principal and any unpaid accrued interest automatically converts into equity securities. This conversion occurs when the Company issues and sells equity securities in a bona fide equity financing with total proceeds to the Company totaling more than $30.0 million, excluding the face value of the SNAP June 2020 Note (“SNAP June 2020 Note Qualified Financing”).

As a result of the Business Combination, on the Closing Date, the SNAP June 2020 Note conversion feature was triggered, as total proceeds from the Business Combination exceeded the minimum amount to qualify as a SNAP June 2020 Note Qualified Financing. As a result, on the Closing Date, all outstanding principal of $15.0 million and accrued interest of $1.4 million were converted into 368,384 shares of Class A Common Stock. In addition, the remaining debt discount of $0.2 million and related derivative liability with fair value of $4.1 million as of the Closing Date were extinguished.

The following table summarizes the unamortized debt discount, fair value of conversion feature, and accrued interest as of April 26, 2022 and December 31, 2021 (in thousands).

	April 26, 2022	December 31, 2021
Unamortized debt discount	$230	$657
Fair value of conversion feature	$4,094	$3,488
Accrued interest	$1,375	$1,136

Accrued interest is included in accrued liabilities on the condensed consolidated balance sheets to reflect the classification of the SNAP June 2020 Note as short-term in nature on December 31, 2021.

SVB March 2021 Note

In March 2021, the Company entered into a loan and security agreement with a commercial bank to borrow $30.0 million along with the issuance of warrants to purchase 127,570 shares of Legacy SoundHound’s common stock. The warrant’s allocated fair value was $2.3 million at issuance. The SVB March 2021 Note also contains a final payment provision of $1.1 million. The warrants were recognized as a debt discount at issuance and recorded as a reduction of the debt balance under a relative fair value approach. The Company recorded the final payment as an increase to the principal balance and debt discount for the entire payment amount. The Company was amortizing the discounts on an effective interest basis over the period from issuance through the Early Maturity Date (as defined below).

The loan bears interest at an annual rate equal to the greater of 9% or 5.75% above the Prime Rate. As of September 30, 2022, the interest rate was 12.0%. Payments were interest-only for the first twelve months and are now principal and interest through maturity. The Company recorded stated interest expense in the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2022 of $0.7 million and $2.1 million, respectively, of which $0.2 million remained unpaid as accrued interest at September 30, 2022. During the three and nine months ended September 30, 2021, the Company recorded interest expense of $0.7 million and $1.4 million, respectively, of which $0.2 million remained unpaid as accrued interest at September 30, 2021. The total amount of debt discount at issuance was $3.5 million. As of September 30, 2022 and December 31, 2021, the unamortized debt discount totaled $0.1 million and $1.1 million, respectively. During the three and nine months ended September 30, 2022, the Company recorded a nominal amount and $1.0 million in interest expense related to the debt discounts, respectively. During the three and nine months ended September 30, 2021, the Company recorded $0.8 million and $1.6 million in interest expense related to the debt discounts, respectively.

The original term loan amortization date was April 1, 2022, with an opportunity for a six-month extension if certain performance milestones are met. The original maturity date of the loan was April 26, 2022 (“Early Maturity Date”), with an opportunity for extension to September 2024 or March 2025 if certain performance milestones are met, including the conversion of the SNAP June 2020 Note. In April 2022, the Company entered into a loan modification agreement with Silicon Valley Bank, which extended the note’s Early Maturity Date to May 26, 2022 which also extended the period of amortization of the discount.

As a result of the Business Combination, the SNAP June 2020 Note converted on the Closing Date and the performance milestone was met, satisfying the requirements to extend the maturity date to September 1, 2024 Accordingly, the Company has classified $13.1 million of the balance as long-term and $12.0 million of the balance as short-term as of September 30, 2022 compared to the entirety of the balance as short-term as of December 31, 2021.

SCI June 2021 Note

In June 2021, the Company entered into a loan and security agreement with a lender to obtain credit extensions to the Company. Extensions may be requested in $5.0 million increments up to a total commitment amount of $15.0 million. The Company drew an initial $5.0 million on June 14, 2021 and the remaining $10.0 million on December 1, 2021. The SCI June 2021 Note also contains a final payment provision of 3.5% on each draw or $0.5 million in total. Additionally, warrants were issued alongside the convertible note to purchase 63,785 shares of Legacy SoundHound’s common stock. The warrant’s allocated fair value was $1.5 million at issuance. The Company recorded the final payment as an increase to the principal balance and debt discount for the entire payment amount upon each draw.

As the warrants and discounts of $2.2 million are directly attributable to the total commitment of $15.0 million, the Company has presented its unamortized debt issuance cost associated with this note as a current asset, recorded as debt issuance cost on the condensed consolidated balance sheets. The Company is amortizing the cost on a straight-line basis from the issuance date through the maturity date of May 31, 2025. The Company recorded a nominal amount and $0.8 million in interest expense related to the debt discounts during the three and nine months ended September 30, 2022, respectively, and $0.4 million and $0.6 million in interest expense related to the debt discounts during the three and nine months ended September 30, 2021, respectively. As of September 30, 2022 and December 31, 2021, the unamortized debt discount totaled $0.3 million and $1.1 million, respectively.

The loan bears interest at an annual rate equal to the greater of 9% or 5.75% above the Prime Rate. As of September 30, 2022, the interest rate was 12.0%. Payments were interest-only for the first twelve months and are now principal and interest through maturity. The Company incurred and paid $0.4 million and $1.1 million in stated interest in the condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2022, respectively, and $0.1 million in stated interest during both the three and nine months ended September 30, 2021.

The loan amortization date was June 1, 2022, with an opportunity for a six-month extension if certain performance milestones are met. The maturity date of the loan is the earlier of May 31, 2025 or when the SNAP June 2020 Note is either paid in full or matures on June 26, 2022. Upon mutual consent of the Company and its Agent, the outstanding principal amount of term loan advances may be converted into equity securities that are issued by SoundHound in an Initial Public Offering (“IPO”) or by a Special Purpose Acquisition Company (“SPAC”) during a private placement sale of SoundHound’s equity securities that closes substantially concurrently with the closing of a SPAC acquisition. If conversion occurs in connection with an IPO, the conversion of the principal amount shall be into the same class and series of equity securities for the initial price per security to the public sold in the IPO. If conversion occurs in connection with a SPAC, the conversion of principal amount shall be into the equity securities purchased by other investors in the SPAC at the same share price and upon the same terms.

As a result of the Business Combination, the SNAP June 2020 Note converted into the Company’s securities on the Closing Date. As the SNAP June 2020 Note was not paid in full and did not mature on June 26, 2022 due to its conversion, the maturity date of the SCI June 2021 Note is May 31, 2025. Accordingly, the Company has classified $9.5 million of the balance as long-term and $4.6 million of the balance as short-term as of September 30, 2022 compared to the entirety of the balance as short-term as of December 31, 2021. Additionally, as the Company and its Agent did not mutually consent to the equity conversion that could have been triggered by the Business Combination, the conversion feature no longer existed subsequent to the Closing Date. As of September 30, 2022, the SCI June 2021 Note was classified as a note payable.

The below tables summarize the Company’s debt balances as of September 30, 2022 and December 31, 2021 (in thousands):

	September 30, 2022
	SVB March 2021 Note	SCI June 2021 Note	Total
Notes payable	$12,000	$4,593	$16,593
Notes payable, net of current portion	13,050	9,479	22,529
Unamortized loan discount	(81)	—	(81)
Total	$24,969	$14,072	$39,041
Unamortized debt issuance cost recorded as an asset	$—	$326	$326
December 31, 2021
SVB March 2021 Note
Note payable, current portion	$31,050
Unamortized loan discount	(1,086)
Carrying value	$29,964
	December 31, 2021
	SNAP June 2020 Note	SCI June 2021 Note	Total
Convertible notes, current portion	$15,000	$15,525	$30,525
Unamortized loan discount	(657)	—	(657)
Total	$14,343	$15,525	$29,868
Unamortized debt issuance cost recorded as an asset	$—	$1,132	$1,132

Additionally, interest expense on the condensed consolidated statements of operations and comprehensive loss is inclusive of stated interest incurred on the Company’s debt instruments during the relevant periods, as well as the amortization of debt discounts and issuance costs. The life of each instrument may be shortened if a lender demands payment if certain events occur that are outside the control of the Company.

8.      CONVERTIBLE NOTES AND NOTE PAYABLE

2020 Convertible Notes

In May 2020, the Company issued a convertible promissory note (“May Note”) to a Lender in exchange for $25,000 in cash proceeds. The May Note had an annual interest rate of 5% and a maturity date of May 15, 2022. All unpaid interest and principal are due and payable upon request of the Lender on or after the May Note’s maturity date.

In June 2020, the Company issued a promissory note, the SNAP June 2020 Note, to a Lender in exchange for $15,000 in cash proceeds. This note has an annual interest rate of 5% and a maturity date of June 26, 2022, if not converted earlier pursuant to conversion terms and change in control events as described below. All unpaid interest and principal are due and payable upon request of the Lender on or after the SNAP June 2020 Note’s maturity date.

The outstanding principal balance and unpaid accrued interest of the May Note and SNAP June 2020 Note are convertible pursuant to the following terms (“May Note Conversion Feature,” “SNAP June 2020 Note Conversion Feature,” collectively, “Conversion Features”): automatic conversion into equity shares in the next equity financing round (“May Note Qualified Financing,” “SNAP June 2020 Note Qualified Financing,” collectively, “Qualified Financing”) at a conversion price equal to either (a) the lowest cash price per share paid by investors in such qualified financing (which will reflect at least a 20% discount to the price per share paid by other investors purchasing securities in additional closings), or (b) if there are no additional closings, 0.80 times the price per share paid by investors purchasing equity securities in the Qualified Financing. The May Note Qualified Financing shall be at least $40,000, which includes the conversion of the May Note but excludes any other indebtedness. The SNAP June 2020 Note Qualified Financing shall be at least $30,000, which excludes the conversion of the SNAP June 2020 Note and any other indebtedness.

Furthermore, upon a change of control event, the Company shall settle both the May Note and SNAP June 2020 Note in cash, pursuant to the following terms (“Redemption Features”):

—     200% of the then outstanding principal amount of the respective note plus any unpaid accrued interest on the original principal of such note; and

—     100% of the then outstanding principal amount of the respective note plus any unpaid accrued interest on the original principal of such note, provided that if the change of control transaction closes between the Company and the Lender or an affiliate of the Lender.

The Company evaluated whether the Convertible Notes contain embedded features that meet the definition of derivatives under ASC 815, Derivatives and Hedging. The Conversion Features qualify as derivatives as they continuously reset as the underlying stock price increases or decreases so as to provide a variable number of shares for a fixed value of equity to the holders at any conversion date. As such, the Conversion Features were bifurcated and accounted for as a derivative liability to be remeasured at the end of each reporting period. The Company recorded the bifurcated Conversion Features initially at fair value with the residual value being allocated to the Convertible Notes as a debt discount. The fair value of the Conversion Features upon issuance in May 2020 and June 2020, were $4,060 and $2,460, respectively, and were recorded as a derivative liability on the Company’s Consolidated Balance Sheet. The Redemption Features of the Convertible Notes do not meet the definition of derivatives. Therefore, the Redemption Features are not bifurcated.

The Company evaluated whether the Convertible Notes contain embedded features that meet the definition of derivatives under ASC 815, Derivatives and Hedging. The Company determined that certain conversion features met criteria to be bifurcated as derivative liabilities to be remeasured at the end of each reporting period. The Company recorded the bifurcated conversion features initially at fair value with the residual value being allocated to the convertible notes as a debt discount. The redemption features of the May Note and SNAP June 2020 Note do not meet the definition of derivatives. Therefore, the redemption features are not bifurcated.

The total amount of debt discount at issuance for the May Note and SNAP June 2020 Note was $4,175 and $2,529, respectively. The Company amortized the aggregate debt discount using the effective interest method. The Company recognized total interest expense of $2,015 associated with the SNAP June 2020 Note for the year ended December 31, 2021, out of which $1,265 relates to the amortization of the debt discount. The Company recognized total interest expense of $1,724 associated with the May Note and SNAP June 2020 Note for the year ended December 31, 2020, out of which $1,050 relates to the amortization of the debt discount. The debt discount related to the SNAP June 2020 Note is amortized over the life of the instrument, beginning at note issuance and ending on June 26, 2022, the date of maturity.

The May Note contains a conversion feature in which outstanding principal and any unpaid accrued interest automatically converts into equity securities. This conversion occurs when the Company issues and sells equity securities in a bona fide equity financing with total proceeds to the Company totaling more than $40,000, including the face value of the May Note before the May Note’s maturity date (“May Note Qualified Financing”). The SNAP June 2020 Note contains a similar conversion feature, differing where total proceeds must exceed $30,000, excluding the face value of the SNAP June 2020 Note (“SNAP June 2020 Note Qualified Financing”).

In August 2020, the Company issued Series D-3A Preferred Stock (“Series D-3A”) for proceeds in aggregate of approximately $40,300. The Series D-3A financing meets the definition of the May Note Qualified Financing. As a result, the May Note, with then outstanding principal balance of $25,000 and accrued unpaid interest of $288, were automatically converted into 766,293 shares of Series D-3A resulting in an extinguishment of the outstanding principal balance and accrued net of unamortized discount of $21,268, extinguishing the derivative liability at fair value of $5,360 at the acquisition price of Series D-3A of $30,652. In connection with the extinguishment, the Company recognized a loss of $3,775 on the consolidated statements of operations and comprehensive loss. The Series D-3A financing did not meet the definition of the SNAP June 2020 Note Qualified Financing and, as such, the SNAP June 2020 Note remained outstanding as of December 31, 2021, and December 31, 2020.

The following table summarizes the unamortized debt discount, fair value of conversion feature, and accrued interest as of December 31, 2021 and 2020, and fair value remeasurement for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Unamortized debt discount	$657	$1,942
Fair value of conversion feature	$3,488	$2,380
Accrued interest	$1,136	$395
	December 31, 2021	December 31, 2020
Remeasurement of conversion feature – gain/(loss)	$(1,108)	$80

Accrued interest is included in accrued liabilities as of December 31, 2021, and other non-current liabilities as of December 31, 2020, on the consolidated balance sheets to reflect the classification of the SNAP June 2020 Note as short-term in nature on December 31, 2021 and long-term in nature as of December 31, 2020. The Company recorded the remeasurement of derivative liabilities in other expense, net on the consolidated statements of operations and comprehensive loss.

SVB March 2021 Note

In March 2021, the Company entered into a loan and security agreement with a commercial bank to borrow $30,000 along with the issuance of warrants to purchase 127,570 shares of the Company’s common stock. The warrant’s allocated fair value was $2,316 at issuance. The SVB March 2021 Note also contains a final payment provision of $1,050. The warrants were recognized as a debt discount at issuance and recorded as a reduction of the debt balance under a relative fair value approach. The Company recorded the final payment as an increase to the principal balance and debt discount for the entire payment amount. The Company is amortizing the discounts on an effective interest basis over the period from issuance through the Early Maturity Date (as defined below).

The loan bears interest at an annual rate equal to the greater of 9% or 5.75% above the Prime Rate. As of December 31, 2021, the interest rate was 9%. Payments are interest-only for the first twelve months and are fully amortizable thereafter. The Company recorded interest expense in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021 of $4,508, of which $233 remained unpaid as accrued interest.

The term loan amortization date is April 1, 2022, with an opportunity for a six-month extension if certain performance milestones are met. The total amount of debt discount at issuance was $3,532. As of December 31, 2021, the unamortized debt discount totaled $1,086. The maturity date of the loan is April 26, 2022 (“Early Maturity Date”), with an opportunity for extension to September 2024 or March 2025 if certain performance milestones are met, including the conversion of the SNAP June 2020 Note. Accordingly, the Company has classified the entire note payable balance as short-term as of December 31, 2021.

SCI June 2021 Note

In June 2021, the Company entered into a loan and security agreement with a lender to obtain credit extensions to the Company. Extensions may be requested in $5,000 increments up to a total commitment amount of $15,000. The Company drew an initial $5,000 on June 14, 2021 and the remaining $10,000 on December 1, 2021. The SCI June 2021 Note also contains a final payment provision of 3.5% on each draw or $525 in total. Additionally, warrants were issued alongside the convertible note to purchase 63,785 shares of SoundHound’s common stock. The warrant’s allocated fair value was $1,527 at issuance. The Company recorded the final payment as an increase to the principal balance and debt discount for the entire payment amount upon each draw.

As the warrants and discounts of $2,150 are directly attributable to the total commitment of $15,000, the Company has presented its unamortized debt issuance cost associated with this convertible note as a current asset, recorded as debt issuance cost on the consolidated balance sheets. The Company is amortizing the cost on a straight-line basis from the issuance date through the early maturity date of June 26, 2022. The Company recorded $1,018 in interest expense related to the debt discounts during the year ended December 31, 2021. As of December 31, 2021, the unamortized debt discount totaled $1,132.

The loan bears interest at an annual rate equal to the greater of 9% or 5.75% above the Prime Rate. As of December 31, 2021, the interest rate is 9%. Payments are interest-only for the first twelve months and are fully amortizing thereafter. The Company incurred and paid $329 in stated interest in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021.

The loan amortization date is June 1, 2022, with an opportunity for a six-month extension if certain performance milestones are met. The maturity date of the loan is the earlier of May 2025 or when the SNAP June 2020 Note is either paid in full or matures on June 26, 2022. Upon mutual consent of the Company and its Agent, the outstanding principal amount of term loan advances may be converted into equity securities that are issued by SoundHound in an Initial Public Offering (“IPO”) or by a Special Purpose Acquisition Company (“SPAC”) during a private placement sale of SoundHound’s equity securities that closes substantially concurrently with the closing of a SPAC acquisition. If conversion occurs in connection with an IPO, the conversion of the principal amount shall be into the same class and series of equity securities for the initial price per security to the public sold in the IPO. If conversion occurs in connection with a SPAC, the conversion of principal amount shall be into the equity securities purchased by other investors in the SPAC at the same share price and upon the same terms. As of December 31, 2021, the Company has classified the SCI June 2021 Note as a current liability on its consolidated balance sheet.

The below table summarizes the Company’s debt balances as of December 31, 2021 and 2020:

December 31, 2021
SVB March 2021 Note
Note payable, current portion	$31,050
Unamortized loan discount	(1,086)
Carrying value	$29,964
	December 31, 2021
	SNAP June 2020 Note	SCI June 2021 Note	Total
Convertible notes, current portion	$15,000	$15,525	$30,525
Unamortized loan discount	(657)	—	(657)
Total	$14,343	$15,525	$29,868
Unamortized debt issuance cost recorded as an asset	$—	$1,132	$1,132
December 31, 2020
SNAP June 2020 Note
Convertible notes, net of current portion	$15,000
Unamortized loan discount	(1,942)
Carrying value	$13,058

Additionally, interest expense on the consolidated statements of operations and comprehensive loss is inclusive of stated interest incurred on the Company’s debt instruments during the relevant periods, as well as the amortization of debt discounts and issuance costs. The life of each instrument may be shortened if a lender demands payment if certain events occur that are outside the control of the Company.